UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22732

                                      ETF Series Trust
(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl

                                  Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400

                                  Wilmington, DE 19808
(Name and address of agent for service)

With a copy to:

Allison Fumai

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Registrant's telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Portfolio of Investments.

The Portfolio(s) of Investments is attached herewith.

Portfolio of Investments — Recon Capital DAX German ETF

January 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 93.2%
Consumer Discretionary - 16.4%
adidas AG	2,538	$175,249
Bayerische Motoren Werke AG	3,830	446,891
Continental AG	1,282	290,347
Daimler AG	11,500	1,044,404
		1,956,891
Consumer Staples - 0.9%
Beiersdorf AG	1,215	106,669
Financials - 17.0%
Allianz SE	5,375	887,977
Commerzbank AG*	11,491	138,358
Deutsche Bank AG	16,300	474,558
Deutsche Boerse AG	2,194	168,430
Muenchener Rueckversicherungs-Gesellschaft AG	1,828	367,180
		2,036,503
Health Care - 15.2%
Bayer AG	8,225	1,188,497
Fresenius Medical Care AG & Co. KGaA	2,628	194,660
Fresenius SE & Co. KGaA	4,793	274,544
Merck KGaA	1,566	156,764
		1,814,465
Industrials - 12.1%
Deutsche Lufthansa AG	5,584	94,866
Deutsche Post AG	12,000	389,586
Siemens AG	9,216	967,181
		1,451,633
Information Technology - 7.3%
Infineon Technologies AG	13,474	151,698
SAP SE	11,015	719,193
		870,891
Materials - 14.9%
BASF SE	11,073	993,379
HeidelbergCement AG	1,667	122,762
K+S AG	2,153	68,027
LANXESS AG	1,095	52,577
Linde AG	2,104	403,387
ThyssenKrupp AG*	5,253	136,872
		1,777,004
Telecommunication Services - 4.9%
Deutsche Telekom AG	33,670	580,752
Utilities - 4.5%
E.ON SE	24,000	371,712
RWE AG	5,832	161,961
		533,673
TOTAL COMMON STOCKS
(Cost $10,554,534)		11,128,481

Preferred Stocks - 5.5%
Consumer Discretionary - 3.4%
Volkswagen AG	1,832	409,950
Consumer Staples - 2.1%
Henkel AG & Co. KGaA	2,143	245,696
TOTAL PREFERRED STOCKS
(Cost $581,144)		655,646
TOTAL INVESTMENTS - 98.7%
(Cost $11,135,678)		11,784,127
Other Assets in Excess of Liabilities - 1.3%		159,917
Total Net Assets - 100.0%		$11,944,044

*	Non-income producing security.

See Accompanying Notes to Portfolio of Investments.

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF

January 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 102.0%†
Consumer Discretionary - 19.2%
Amazon.com, Inc.*	1,402	$497,051
Bed Bath & Beyond, Inc.*	560	41,871
Charter Communications, Inc. Class A*	330	49,868
Comcast Corp. Class A	6,512	346,080
Comcast Corp. Class A Special	1,241	65,649
DIRECTV*	1,519	129,541
Discovery Communications, Inc. Class A*	449	13,014
Discovery Communications, Inc. Class C*	870	24,256
DISH Network Corp. Class A*	674	47,416
Dollar Tree, Inc.*	622	44,224
Garmin Ltd.	578	30,264
Liberty Global PLC Class A*	760	35,507
Liberty Global PLC Series C*	1,949	88,855
Liberty Interactive Corp. Class A*	1,354	37,045
Liberty Media Corp. Class A*	316	10,760
Liberty Media Corp. Class C*	691	23,577
Liberty Ventures Series A*	407	15,202
Marriott International, Inc. Class A	858	63,921
Mattel, Inc.	1,027	27,626
Netflix, Inc.*	181	79,966
O'Reilly Automotive, Inc.*	306	57,332
Priceline Group, Inc. (The)*	158	159,498
Ross Stores, Inc.	634	58,144
Sirius XM Holdings, Inc.*	16,651	59,111
Staples, Inc.	1,939	33,060
Starbucks Corp.	2,267	198,430
Tesla Motors, Inc.*	378	76,961
Tractor Supply Co.	410	33,280
TripAdvisor, Inc.*	393	26,335
Twenty-First Century Fox, Inc. Class A	3,451	114,435
Twenty-First Century Fox, Inc. Class B	2,380	75,803
Viacom, Inc. Class B	1,091	70,282
Wynn Resorts Ltd.	307	45,421
		2,679,785
Consumer Staples - 4.7%
Costco Wholesale Corp.	1,324	189,319
Keurig Green Mountain, Inc.	490	60,054
Kraft Foods Group, Inc.	1,783	116,501
Mondelez International, Inc. Class A	5,088	179,301
Monster Beverage Corp.*	507	59,294
Whole Foods Market, Inc.	1,089	56,731
		661,200
Health Care - 15.9%
Alexion Pharmaceuticals, Inc.*	599	109,761
Amgen, Inc.	2,304	350,807
Biogen Idec, Inc.*	713	277,471
Catamaran Corp.*	627	31,294
Celgene Corp.*	2,420	288,367
Cerner Corp.*	1,033	68,539
Express Scripts Holding Co.*	2,224	179,499
Gilead Sciences, Inc.*	4,566	478,654
Henry Schein, Inc.*	254	35,070
Illumina, Inc.*	430	83,932
Intuitive Surgical, Inc.*	109	53,898
Mylan, Inc.*	1,132	60,166

Common Stocks - 102.0%†
Regeneron Pharmaceuticals, Inc.*	301	125,414
Vertex Pharmaceuticals, Inc.*	729	80,292
		2,223,164
Industrials - 2.4%
American Airlines Group, Inc.	2,176	106,798
CH Robinson Worldwide, Inc.	443	31,551
Expeditors International of Washington, Inc.	584	25,509
Fastenal Co.	897	39,827
PACCAR, Inc.	1,072	64,438
Stericycle, Inc.*	256	33,610
Verisk Analytics, Inc. Class A*	498	32,047
		333,780
Information Technology - 58.7%
Activision Blizzard, Inc.	2,175	45,447
Adobe Systems, Inc.*	1,511	105,966
Akamai Technologies, Inc.*	538	31,287
Altera Corp.	922	30,357
Analog Devices, Inc.	951	49,552
Apple, Inc.	17,709	2,074,787
Applied Materials, Inc.	3,694	84,371
Autodesk, Inc.*	687	37,101
Automatic Data Processing, Inc.	1,457	120,246
Avago Technologies Ltd.	764	78,600
Baidu, Inc.*(a)	838	182,617
Broadcom Corp. Class A	1,639	69,551
CA, Inc.	1,347	40,814
Check Point Software Technologies Ltd.*	578	44,604
Cisco Systems, Inc.	15,490	408,394
Citrix Systems, Inc.*	487	28,860
Cognizant Technology Solutions Corp. Class A*	1,842	99,707
eBay, Inc.*	3,761	199,333
Electronic Arts, Inc.*	942	51,678
Equinix, Inc.	166	35,999
Facebook, Inc. Class A*	6,735	511,254
Fiserv, Inc.*	738	53,527
Google, Inc. Class A*	861	462,831
Google, Inc. Class C*	1,026	548,418
Intel Corp.	14,644	483,838
Intuit, Inc.	864	75,013
KLA-Tencor Corp.	498	30,612
Lam Research Corp.	480	36,691
Linear Technology Corp.	723	32,491
Micron Technology, Inc.*	3,251	95,140
Microsoft Corp.	24,951	1,008,020
NetApp, Inc.	943	35,645
NVIDIA Corp.	1,647	31,631
NXP Semiconductor NV*	699	55,459
Paychex, Inc.	1,096	49,605
QUALCOMM, Inc.	5,035	314,486
SanDisk Corp.	667	50,632
Seagate Technology PLC	991	55,932
Symantec Corp.	2,089	51,745
Texas Instruments, Inc.	3,198	170,933

See Accompanying Notes to Portfolio of Investments.

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF (concluded)

January 31, 2015 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 102.0% †
Information Technology - 58.7%
Western Digital Corp.	701	$68,158
Xilinx, Inc.	800	30,860
Yahoo!, Inc.*	2,863	125,943
		8,198,135
Materials - 0.3%
Sigma-Aldrich Corp.	359	49,370
Telecommunication Services - 0.8%
SBA Communications Corp. Class A*	390	45,513
VimpelCom Ltd.(a)	5,315	19,134
Vodafone Group PLC(a)	1,475	51,817
		116,464
TOTAL INVESTMENTS - 102.0%
(Cost $13,603,461)		14,261,898
Liabilities in Excess of Other Assets - (2.0)%		(285,713)
Total Net Assets - 100.0%		$13,976,185

Number of Contracts
Options Written – (2.2)%
NDX Call, Expires 2/20/15, Strike Price $4,115. (Premiums Received $311,681)	33	$(311,520)

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Substantially all the securities, or a portion thereof, have been pledged as collateral for open written option contracts. The aggregate market value of the collateral at January 31, 2015 was $14,186,920.
PLC	Public Limited Company

See Accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2015 (Unaudited)

Fair Value Measurement

The U.S. Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

Recon Capital DAX German ETF and Recon Capital NASDAQ 100 Covered Call ETF (“the Funds”) categorizes their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

DAX German ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,128,481	$—	$—	$11,128,481
Preferred Stocks	655,646	—	—	655,646
Total	$11,784,127	$—	$—	$11,784,127

NASDAQ 100 Covered Call ETF

	Level 1	Level 2	Level 3	Total
Assets Common Stocks	$14,261,898	$—	$—	$14,261,898
Liabilities Other Financial Instruments*	—	(311,520)	—	(311,520)
Total	$14,261,898	$(311,520)	$—	$13,950,378

*	Other financial instruments include written option contracts. Purchased and written options contracts listed on Exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Notes to Portfolio of Investments
January 31, 2015 (Unaudited)

Fair Value Measurement (continued)

For significant movements between levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no transfers between levels during the period.

FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of January 31, 2015, the Funds’ open tax year is open for examination.

At January 31, 2015, the cost of investments on a tax basis was as follows:

DAX German ETF

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$11,135,678	$829,158	$(180,709)	$648,449

NASDAQ 100 Covered Call ETF

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$13,603,461	$1,100,627	$(442,190)	$658,437

There were no differences between book and tax basis cost of investments and unrealized appreciation (depreciation) at January 31, 2015

Notes to Portfolio of Investments
January 31, 2015 (Unaudited)

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended were as follows:

NASDAQ 100 Covered Call ETF	Notional Amount	Premiums Received
Options outstanding, at beginning of the period November 1, 2014	$30	$287,609
Options written	105	846,285
Options closed	(39)	(446,261)
Options expired	(63)	(375,952)
Options outstanding, at end of the period January 31, 2015	$33	$311,681

NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the NASDAQ 100 Covered Call ETF will record a gain or loss.

NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

INVESTMENT RISKS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding industries in which the issuers of securities the Funds holds participate or factors relating to specific companies in which the Funds invest.

Notes to Portfolio of Investments
January 31, 2015 (Unaudited)

INVESTMENT RISKS (continued)

Index Tracking Risk

While the Funds seeks to achieve a high degree of correlation with the Index, the Funds’ return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, the Funds incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Funds must rebalance its securities holdings to reflect changes in the composition of the Index.

The NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index.

Counterparty Risk

The NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund's financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund's counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Non-Diversified Risk

The Funds are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Risks Related to Investing in Germany (DAX German ETF)

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany's economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the EU and Economic and EMU. As a result, these member states are dependent upon one another economically and politically.

The Fund's investment in German issuers which subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.

Political and Social Risk

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Fund invests.

Notes to Portfolio of Investments
January 31, 2015 (Unaudited)

INVESTMENT RISKS (continued

Risks Related to Investing in Germany (DAX German ETF)

Currency Risk

Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of German securities or German markets.

Passive Management Risk

Because the Fund is not “actively” managed, unless a security is removed from the Index, the Fund generally would not sell the security. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

New Fund Risk

The DAX German ETF is a new fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Trust

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(principal executive officer)

Date	03/16/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(principal executive officer and principal financial officer)

Date	03/16/2015

* Print the name and title of each signing officer under his or her signature.